Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables and Accruals
Schedule of Other Payables and Accruals

	As of December 31,
	2016	2017
Unearned revenue	22,534	20,167
Accrued legal and professional fees	213	597
Accrued crew costs	3,118	2,076
Accrued off-hire	194	1,692
Accrued purchases	1,504	1,580
Accrued interest	11,243	11,465
Accrued board of directors fees	188	188
Accrued cash distributions	—	179
Other payables and accruals	1,111	1,311

Total	40,105	39,255